Quarterly Holdings Report
for

Fidelity Simplicity RMD 2010 Fund℠

April 30, 2020

RW32-QTLY-0620
1.858596.112

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,008	$44,668
Fidelity Series Blue Chip Growth Fund (a)	5,219	78,956
Fidelity Series Commodity Strategy Fund (a)	89,051	319,693
Fidelity Series Growth Company Fund (a)	8,669	161,848
Fidelity Series Intrinsic Opportunities Fund (a)	13,529	192,651
Fidelity Series Large Cap Stock Fund (a)	12,591	166,706
Fidelity Series Large Cap Value Index Fund (a)	4,084	43,663
Fidelity Series Opportunistic Insights Fund (a)	5,046	87,744
Fidelity Series Small Cap Discovery Fund (a)	2,503	21,855
Fidelity Series Small Cap Opportunities Fund (a)	5,964	67,269
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,538	127,015
Fidelity Series Value Discovery Fund (a)	8,344	93,208
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,546,291)		1,405,276

International Equity Funds - 14.7%
Fidelity Series Canada Fund (a)	8,222	73,920
Fidelity Series Emerging Markets Fund (a)	8,910	68,872
Fidelity Series Emerging Markets Opportunities Fund (a)	34,216	581,334
Fidelity Series International Growth Fund (a)	18,065	281,988
Fidelity Series International Small Cap Fund (a)	4,525	66,795
Fidelity Series International Value Fund (a)	30,019	227,545
Fidelity Series Overseas Fund (a)	27,127	253,368
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,685,733)		1,553,822

Bond Funds - 50.0%
Fidelity Series Emerging Markets Debt Fund (a)	7,978	65,262
Fidelity Series Floating Rate High Income Fund (a)	1,746	14,528
Fidelity Series High Income Fund (a)	9,000	76,863
Fidelity Series Inflation-Protected Bond Index Fund (a)	106,822	1,095,995
Fidelity Series International Credit Fund (a)	361	3,567
Fidelity Series Investment Grade Bond Fund (a)	317,672	3,761,230
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,629	239,417
Fidelity Series Real Estate Income Fund (a)	4,606	41,961
TOTAL BOND FUNDS
(Cost $5,036,697)		5,298,823

Short-Term Funds - 22.1%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	1,900,509	1,900,509
Fidelity Series Short-Term Credit Fund (a)	44,273	445,826
TOTAL SHORT-TERM FUNDS
(Cost $2,342,222)		2,346,335
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,610,943)		10,604,256
NET OTHER ASSETS (LIABILITIES) - 0.0%		(189)
NET ASSETS - 100%		$10,604,067

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,083	$24,835	$35,088	$7,115	$(6,989)	$827	$44,668
Fidelity Series Blue Chip Growth Fund	105,808	41,876	65,983	11,660	1,922	(4,667)	78,956
Fidelity Series Canada Fund	40,326	67,460	20,460	1,039	(4,564)	(8,842)	73,920
Fidelity Series Commodity Strategy Fund	368,109	194,428	137,874	5,839	(19,547)	(85,423)	319,693
Fidelity Series Emerging Markets Debt Fund	75,757	26,111	24,308	3,188	(1,594)	(10,704)	65,262
Fidelity Series Emerging Markets Fund	52,773	44,728	16,333	1,544	(1,596)	(10,700)	68,872
Fidelity Series Emerging Markets Opportunities Fund	469,244	333,483	164,600	15,475	(6,992)	(49,801)	581,334
Fidelity Series Floating Rate High Income Fund	15,802	4,457	3,816	692	(247)	(1,668)	14,528
Fidelity Series Government Money Market Fund 0.30%	1,574,869	893,790	568,150	20,623	--	--	1,900,509
Fidelity Series Growth Company Fund	212,368	88,138	148,871	21,394	6,175	4,038	161,848
Fidelity Series High Income Fund	79,510	25,413	19,072	3,962	(1,054)	(7,934)	76,863
Fidelity Series Inflation-Protected Bond Index Fund	1,122,159	338,169	391,272	16,094	2,625	24,314	1,095,995
Fidelity Series International Credit Fund	3,500	193	--	193	--	(147)	3,567
Fidelity Series International Growth Fund	367,433	103,158	174,482	13,310	(309)	(13,812)	281,988
Fidelity Series International Small Cap Fund	80,402	32,586	40,735	4,013	(1,158)	(4,300)	66,795
Fidelity Series International Value Fund	345,766	128,561	182,755	14,771	(21,663)	(42,364)	227,545
Fidelity Series Intrinsic Opportunities Fund	259,156	136,568	173,468	13,168	(10,949)	(18,656)	192,651
Fidelity Series Investment Grade Bond Fund	3,596,304	1,202,018	1,169,901	88,121	9,886	122,923	3,761,230
Fidelity Series Large Cap Stock Fund	227,419	99,545	136,835	12,570	(5,202)	(18,221)	166,706
Fidelity Series Large Cap Value Index Fund	65,384	24,715	36,161	4,137	(947)	(9,328)	43,663
Fidelity Series Long-Term Treasury Bond Index Fund	419,621	105,667	334,441	30,530	38,816	9,754	239,417
Fidelity Series Opportunistic Insights Fund	116,888	48,328	69,456	11,922	(910)	(7,106)	87,744
Fidelity Series Overseas Fund	20,210	297,975	43,951	640	(6,417)	(14,449)	253,368
Fidelity Series Real Estate Income Fund	50,288	14,353	11,967	2,556	(1,355)	(9,358)	41,961
Fidelity Series Short-Term Credit Fund	393,798	126,881	75,828	8,575	(387)	1,362	445,826
Fidelity Series Small Cap Discovery Fund	31,754	14,031	18,421	1,268	(1,393)	(4,116)	21,855
Fidelity Series Small Cap Opportunities Fund	95,991	37,246	49,820	6,243	(1,942)	(14,206)	67,269
Fidelity Series Stock Selector Large Cap Value Fund	175,565	78,314	98,670	11,058	(6,480)	(21,714)	127,015
Fidelity Series Value Discovery Fund	125,489	56,451	73,736	5,792	(3,399)	(11,597)	93,208
Total	$10,552,776	$4,589,478	$4,286,454	$337,492	$(45,670)	$(205,895)	$10,604,256

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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